Insurance (Tables)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Schedule of Insurance Assets [Table Text Block]
Cash, cash equivalents, and marketable securities related to insurance activities at December 31 were as follows (in millions):

	2018	2019
Cash and cash equivalents	$59	$9
Marketable securities	649	697
Total cash, cash equivalents, and marketable securities	$708	$706

Schedule of Insurance Underwriting Losses and Expenses [Table Text Block]	The components of insurance expenses for the years ended December 31 were as follows (in millions):

	2017	2018	2019
Insurance losses	$143	$101	$128
Loss adjustment expenses	8	5	7
Reinsurance income and other expenses, net	(27)	(29)	(32)
Insurance expenses	$124	$77	$103

Schedule of the Effect of Reinsurance Premiums Written and Earned [Table Text Block]
Insurance premiums written and earned for the years ended December 31 were as follows (in millions):

	2017		2018		2019
	Written	Earned	Written	Earned	Written	Earned
Direct	$385	$320	$392	$346	$406	$377
Assumed	—	—	—	—	—	—
Ceded	(227)	(162)	(225)	(179)	(223)	(195)
Net premiums	$158	$158	$167	$167	$183	$182